Allowance for Credit Losses off Balance Sheet Positions (Detail) - Allowance for credit losses off balance sheet positions [Member] - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		€ 342	[1]	€ 289	[2]
Movements in financial assets including new business		35	[1]	12	[2]
Transfers due to changes in creditworthiness		0	[1]	0	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		26	[1]	1	[2]
Allowance off-balance sheet, end of year		403	[1]	301	[2]
Provision for Credit Losses excluding country risk	[3]	35	[1]	12	[2]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		128	[1]	132	[2]
Movements in financial assets including new business		1	[1]	2	[2]
Transfers due to changes in creditworthiness		(2)	[1]	4	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		7	[1]	0	[2]
Allowance off-balance sheet, end of year		134	[1]	139	[2]
Provision for Credit Losses excluding country risk	[3]	(1)	[1]	6	[2]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		48	[1]	73	[2]
Movements in financial assets including new business		33	[1]	6	[2]
Transfers due to changes in creditworthiness		0	[1]	(7)	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		8	[1]	0	[2]
Allowance off-balance sheet, end of year		89	[1]	73	[2]
Provision for Credit Losses excluding country risk	[3]	33	[1]	0	[2]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		166	[1]	84	[2]
Movements in financial assets including new business		2	[1]	3	[2]
Transfers due to changes in creditworthiness		1	[1]	3	[2]
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		11	[1]	0	[2]
Allowance off-balance sheet, end of year		180	[1]	90	[2]
Provision for Credit Losses excluding country risk	[3]	4	[1]	5	[2]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		0	[1]	0	[2]
Movements in financial assets including new business		0	[1]	0	[2]
Transfers due to changes in creditworthiness
Changes in models		0	[1]	0	[2]
Foreign exchange and other changes		0	[1]	0	[2]
Allowance off-balance sheet, end of year		0	[1]	0	[2]
Provision for Credit Losses excluding country risk	[3]	€ 0	[1]	€ 0	[2]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR4million as of June 30, 2020.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR5million as of June 30, 2019.
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models